Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits Details
Noninterest-bearing demand deposits	$ 101,861	$ 78,263
Interest-bearing demand deposits	66,569	64,498
Money market deposits	60,806	63,007
Savings deposits	63,406	46,737
Local certificates of deposit	130,057	144,983
Brokered certificates of deposit	1,500	5,877
Total deposits	$ 424,199	$ 403,365